Average Annual Total Returns - FidelityInternationalCapitalAppreciationK6Fund-PRO - FidelityInternationalCapitalAppreciationK6Fund-PRO - Fidelity International Capital Appreciation K6 Fund	Dec. 30, 2022
Fidelity International Capital Appreciation K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.53%
Since Inception	14.07%
MS112
Average Annual Return:
Past 1 year	7.98%
Since Inception	7.52%	[1]

[1]	A From May 25, 2017